Loss per share	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
Loss per share
8. Loss per share
Basic and diluted net loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding during the period as follows:

	Three Months Ended March 31,
	2026	2025
Numerator:
Net loss (in thousands)	$(3,177)	$(1,429)
Denominator:
Weighted average shares used in calculating net loss per share — basic and diluted (in thousands)	4,205	2,556

Net loss per share — basic and diluted	$(0.76)	$(0.56)

The Company excludes shares of common stock related to Preferred Stock, stock options and RSAs from the calculation of diluted net loss per share since the inclusion of such shares would be anti-dilutive. The following table sets forth potential shares that were considered anti-dilutive for the three months ended March 31, 2026 and 2025:

	Three Months Ended March 31,
	2026	2025
Preferred Stock	351,037	351,037
Stock Options	280,407	329,458
RSAs	89,054	149,150

	720,498	829,645

8. Loss per share
Basic and diluted net loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding during the period as follows:

	Year Ended December 31,
	2025	2024
Numerator:
Net loss (in thousands)	$(3,528)	$(3,057)
Denominator:
Weighted average shares used in calculating net loss per share — basic and diluted (in thousands)	3,181	2,518

Net loss per share — basic and diluted	$(1.11)	$(1.21)

The Company excludes potential shares of common stock related to Preferred Stock, stock options and RSAs from the calculation of diluted net loss per share since the inclusion of such shares would be anti-dilutive. The following table sets forth potential shares that were considered anti-dilutive for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
	2025	2024
Preferred Stock	351,037	351,037
Stock Options	297,762	335,448
RSAs	104,078	164,174

	752,877	850,659